UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21359

 Exact Name of Registrant as specified in charter:
 MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

   Address of principal executive offices: 113 King Street, Armonk, NY 10504

            Name and address of agent for service: Clifford D. Corso,
                        113 King Street, Armonk, NY 10504

                    Copies to: Panayiotis (Peter) S. Andreou,
                                 113 King Street
                                Armonk, NY 10504

       Registrant's telephone number, including area code: (914) 273-4545

                        Date of fiscal year end: July 31

                   Date of reporting period: October 31, 2004

ITEM 1: SCHEDULE OF INVESTMENTS

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund
Portfolio of Investments                                        October 31, 2004
--------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES -- 154.27%

                             Rating    Principal                                                       Optional Call
         State               (S&P)*   Amount (000)               Description                           Provisions**           Value

ALABAMA -- 0.78%
                               BBB      $   845     222721AD4    Courtland, AL Ind. Dev. Brd.
                                                                 Environ. Imp. Rev., Ser. B,
                                                                 6.25%, 08/01/25                      08/01/13 @ 100   $    899,460
                                                                                                                       ------------

CALIFORNIA -- 30.40%
                               AAA        4,000     13033WKY8    California Infra. & Econ. Dev.
                                                                 Rev., Bay Area Toll Brdgs.,
                                                                 5.00%, 07/01/26 (FGIC)               07/01/13 @ 100      4,160,200
                                A         2,500     13062PSD5    California General Obligation,
                                                                 5.50%, 04/01/30                      04/01/14 @ 100      2,682,875
                              BBB+        4,000     13066YCP2    California Dept. of Water Res.
                                                                 Power Supply Rev., Ser. A,
                                                                 5.125%, 05/01/19                     05/01/12 @ 101      4,292,120
                                A         6,000     13062PLX8    California Var. Purpose Gen.
                                                                 Oblig., 5.125%,11/01/24              11/01/13 @ 100      6,299,100
                              BBB-        5,000     130684LP6    California Public Works Brd.
                                                                 Dept. Mental Health Lease Rev.,
                                                                 5.00%, 06/01/24                      06/01/14 @ 100      5,174,550
                               A-         2,500     17131HBC1    Chula Vista, CA Ind. Dev. Rev.,
                                                                 5.50%, 12/01/21                      06/02/14 @ 102      2,623,625
                               A-         2,750     38122NBT8    Golden State Tobbaco Settlement
                                                                 Rev., Ser. B, 5.375%, 06/01/28       06/01/10 @ 100      2,843,418
                               AAA        4,000     735000DR9    Port of Oakland, CA Rev., Ser. L,
                                                                 5.00%, 11/01/22 (FGIC)               11/01/12 @ 100      4,155,280
                               AAA        2,500     797355NH3    San Diego, CA Unified School Dist.,
                                                                 Ser. D, 5.25%, 07/01/25 (FGIC)       07/01/12 @ 101      2,829,325
                                                                                                                       ------------
                                                                                                                         35,060,493
                                                                                                                       ------------

COLORADO -- 9.23%
                               AA         4,500     196474XS4    Colorado Health Facs. Auth. Rev.,
                                                                 5.25%, 09/01/21                      09/01/11 @ 100      4,736,565
                               AAA        4,750     196454FT4    Colorado Dept. of Trans. Rev.,
                                                                 Ser. 940, 5.00%, 12/15/15 (FGIC)    No Call Provisions  5,906,483
                                                                                                                       ------------
                                                                                                                         10,643,048
                                                                                                                       ------------

DISTRICT OF COLUMBIA -- 4.39%
                               AAA        5,000     592646KU6    Metropolitan Washington, D.C.
                                                                 Airport, AMT, Ser. B,
                                                                 5.00%, 10/1/34                       10/1/14 @ 100       5,067,750
                                                                                                                       ------------

FLORIDA -- 7.57%
                                A         2,500     431022EM0    Highlands Co., FL Health Facs. Auth.
                                                                 Rev., Ser. B, 5.25%, 11/15/23        11/15/12 @ 100      2,566,050
                                A         3,000     431022ET5    Highlands Co., FL Health Facs. Auth.
                                                                 Rev., Ser. D, 5.875%, 11/15/29       11/15/13 @ 100      3,262,440
                               A+         2,750     836753FG3    South Broward Co., FL Hosp. Dist.
                                                                 Rev., 5.60%, 05/01/27                05/01/12 @ 101      2,902,488
                                                                                                                       ------------
                                                                                                                          8,730,978
                                                                                                                       ------------

ILLINOIS -- 2.72%
                                A         3,000     45188LBC5    Illinois Dev. Fin. Auth. Hosp. Rev.,
                                                                 5.65%, 11/15/24                      11/15/09 @ 101      3,136,740
                                                                                                                       ------------

LOUISIANA -- 0.88%
                               BBB        1,000     241624AH8    Desoto Parish, LA Environ. Imp.
                                                                 Rev., Ser. A, 5.85%, 11/01/27        11/01/13 @ 100      1,019,050
                                                                                                                       ------------

MASSACHUSETTS -- 4.60%
                               AAA        5,000     576002AM1    Massachusetts Special Oblig.
                                                                 Dedicated Tax Rev., 5.25%,
                                                                 01/01/26 (FGIC)                      01/01/14 @ 100      5,311,050
                                                                                                                       ------------

MICHIGAN -- 1.80%
                               A-         2,000     59469C2V4    Michigan Strategic Fund Ltd. Oblig.
                                                                 Rev. Ref., Ser. C, 5.45% 09/01/29    09/01/11 @ 100      2,073,460
                                                                                                                       ------------

MISSOURI -- 5.44%
                               AAA        6,000     60635HVH9    Missouri Health & Educ. Facs.
                                                                 Auth. Rev., Ser. A, 5.25%,
                                                                 06/01/28 (AMBAC)                     06/01/11 @ 101      6,270,660
                                                                                                                       ------------

NEVADA -- 4.77%
                              BBB+        5,410     425203BM7    Henderson, NV Health Care Fac. Rev.,
                                                                 Ser. A, 5.625%, 07/01/24             07/01/14 @100       5,505,757
                                                                                                                       ------------

NEW JERSEY -- 3.83%
                               A+         4,000     646135S38    New Jersey Trans. Trust Fund Auth.
                                                                 Rev., Ser. C, 5.50%, 06/15/24        06/15/13 @ 100      4,413,160
                                                                                                                       ------------

NEW YORK -- 33.52%
                                A         5,000     64966DBE8    New York, NY Gen. Oblig., Ser. J,
                                                                 5.00%, 05/15/23                      05/15/14 @ 100      5,205,450
                               A-         4,600     542690XD9    Long Island, NY Power Auth. Rev.,
                                                                 Ser. A, 5.10%, 09/01/29              09/01/14 @ 100      4,722,866
                               AA-        4,000     592597U97    Metropolitan Trans. Auth. Rev.,
                                                                 Ser. A, 5.125%, 01/01/24             07/01/12 @ 100      4,179,000
                               A+         3,650     64988TED6    New York Muni. Bond Bank Agy.
                                                                 Special School Purpose Rev., Ser. C,
                                                                 5.25%, 12/01/22 (State Aid
                                                                 Withholding)                         06/01/13 @ 100      3,905,391
                                A         1,500     64982PWR9    New York Dorm. Auth. Lease Rev.,
                                                                 Ser. A,  5.375%, 05/15/22            05/15/13 @ 100      1,612,260
                                A         2,500     64982PWT5    New York Dorm. Auth. Lease Rev.,
                                                                 Ser. A,  5.375%, 05/15/23            05/15/13 @ 100      2,681,575
                               A3         1,500     64983USU5    New York Dorm. Auth. Rev.,
                                                                 5.375%, 05/01/23                     05/01/13 @ 100      1,572,645
                               AA-        4,000     88880TBN5    New York Tobacco Settlement Funding
                                                                 Corp., Ser. A1, 5.50%, 06/01/19      06/01/13 @ 100      4,433,040
                               AAA        5,000     733581Y97    Port Auth. NY and NJ - Cons. 127th
                                                                 Rev., 5.20%, 12/15/26 (AMBAC)        06/15/12 @ 101      5,239,500
                                A         5,000     864772GB8    Suffolk Co., NY Ind. Dev. Agy.
                                                                 Rev., 5.25%, 06/01/27                06/01/13 @ 100      5,121,950
                                                                                                                       ------------
                                                                                                                         38,673,677
                                                                                                                       ------------

NORTH CAROLINA -- 3.60%
                               BBB        1,000     658196G79    North Carolina Eastern Muni. Power
                                                                 Agy. Sys. Rev. Ref., Ser. D,
                                                                 5.125%, 01/01/23                     01/01/13 @ 100      1,021,770
                               BBB        1,000     658196G87    North Carolina Eastern Muni. Power
                                                                 Agy. Sys. Rev. Ref., Ser. D,
                                                                 5.125%, 01/01/26                     01/01/13 @ 100      1,008,310
                               AAA        2,065     65820E2Y5    North Carolina Housing Fin. Agy.
                                                                 Rev., Ser. 14A, 5.35%, 01/01/22
                                                                 (AMBAC)                              07/01/11 @ 100      2,121,849
                                                                                                                       ------------
                                                                                                                          4,151,929
                                                                                                                       ------------

OHIO -- 9.39%
                                A         3,000     232286AV6    Cuyahoga Co., OH Rev. Ref., Ser. A,
                                                                 6.00%, 01/01/20                      07/01/13 @ 100      3,377,790
                               AA-        5,000     543583FF0    Lorain Co., OH Hosp. Rev. Ref.,
                                                                 Ser. A, 5.25%, 10/01/33              10/01/11 @ 101      5,093,350
                               Aaa        2,250     889294LJ1    Toledo, OH City School Dist. Facs.
                                                                 Imp. Gen. Oblig., 5.000%, 12/01/25
                                                                 (FSA)                                12/01/13 @ 100      2,355,840
                                                                                                                       ------------
                                                                                                                         10,826,980
                                                                                                                       ------------

PENNSYLVANIA -- 2.11%
                               BBB        2,340     70917NZR8    Pennsylvania Higher Educ. Facs.
                                                                 Auth. Rev., 5.25%, 05/01/23          05/01/13 @ 100      2,431,330
                                                                                                                       ------------

PUERTO RICO -- 13.24%
                               A-         5,000     745190MS4    Puerto Rico Hwy. & Trans. Auth.
                                                                 Rev., 5.00%, 7/01/28                 07/01/13 @ 100      5,113,450
                                A         1,500     745190QS0    Puerto Rico Hwy. & Trans. Auth.
                                                                 Rev., Ser. J, 5.50%, 07/01/24        07/01/14 @ 100      1,637,865
                               A-         3,000     7451455B4    Puerto Rico Pub. Imp. Gen. Oblig.,
                                                                 Ser. A, 5.00%, 07/01/27              07/01/13 @ 100      3,070,230
                               A-         5,000     745235VM0    Puerto Rico Pub. Bldgs. Auth. Rev.,
                                                                 Ser. I, 5.50%, 07/01/25              07/01/14 @ 100      5,451,300
                                                                                                                       ------------
                                                                                                                         15,272,845
                                                                                                                       ------------

SOUTH CAROLINA -- 3.12%
                               AAA        2,500     340122JJ0    Florence Co., SC Hosp. Rev., Ser. A,
                                                                 5.25%, 11/01/27 (FSA)                11/01/14 @100       2,642,325
                               BBB        1,000     37262HAF4    Georgetown Co., SC Environ. Imp.
                                                                 Rev. Ser. A, 5.30%, 03/01/28         03/01/14 @100         953,610
                                                                                                                       ------------
                                                                                                                          3,595,935
                                                                                                                       ------------
SOUTH DAKOTA -- 1.06%
                               A+         1,200     83755VHY3    South Dakota St. Hlth. & Edl. Fac.,
                                                                 5.25%, 11/01/27                      11/1/14 @ 100       1,217,148
                                                                                                                       ------------

TEXAS -- 7.35%
                               AAA        4,000     269695ZH8    Eagle Mtn. & Saginaw, TX Indep.
                                                                 School Dist., Ser. A, 5.25%,
                                                                 08/15/23 (PSF-GTD)                   08/15/13 @ 100      4,309,720
                               AAA        2,000     088379WY4    Bexar County Texas Housing Finance,
                                                                 5.20%, 10/20/34                      10/20/14 @ 100      2,009,380
                               BBB        2,000     785652CC0    Sabine River, TX Poll. Cntl. Auth.
                                                                 Rev. Ref., Ser. B, 6.15%, 08/01/22   08/01/13 @ 101      2,155,820
                                                                                                                       ------------
                                                                                                                          8,474,920
                                                                                                                       ------------
WEST VIRGINIA -- 4.47%
                               AAA        5,000     95662MPL8    West Virginia Housing Dev. Fund Rev.,
                                                                 Ser. D, 5.20%, 11/01/21              05/01/11 @ 100      5,158,250
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (Cost $169,395,778) - 154.27%                                                             177,934,620
                                                                                                                       ------------


PERPETUAL PREFERRED SHARES  -- 1.84%

                             Rating   Redemption
                             (Moody)  Value (000)                Description                                               Value

                               A3         2,000     161239AP3    Charter Mac Equity Trust, Ser. A-4,
                                                                 5.25%, 04/30/24 (Cost $2,000,000)                        2,121,300
                                                                                                                       ------------


SWAPTIONS (1) -- 2.15%


                                       Notional                                                          Expiration
      Counterparty                    Amount (000)               Description                                Date         Value

          AIG                             6,700                  Option on a pay fixed/receive
                                                                 floating rate interest rate swap
                                                                 terminating on 03/03/25 (pay fixed
                                                                 rate of 5.83% and receive
                                                                 three-month LIBOR rate with a
                                                                 quarterly reset)                         03/03/05           22,974

     Goldman Sachs                       40,000                  Option on a pay fixed/receive floating
                                                                 rate interest rate swap terminating on
                                                                 05/04/25 (pay fixed rate of 5.40% and
                                                                 receive BMA rate with a weekly reset)    05/04/05            4,000

     Goldman Sachs                       10,000                  Option on a pay fixed/receive floating
                                                                 rate interest rate swap terminating on
                                                                 09/03/25 (pay fixed rate of 6.30% and
                                                                 receive three-month LIBOR rate with a
                                                                 quarterly reset)                         09/03/05           58,000

     Goldman Sachs                        7,000                  Option on a pay fixed/receive floating
                                                                 rate interest rate swap terminating on
                                                                 09/03/28 (pay fixed rate of 6.50% and
                                                                 receive three-month LIBOR rate with a
                                                                 quarterly reset)                         09/03/08          247,000

     Goldman Sachs                       85,000                  Option on a pay fixed/receive floating
                                                                 rate interest rate swap terminating on
                                                                 09/03/28 (pay fixed rate of 5.20% and
                                                                 receive BMA rate with a weekly reset)    09/03/08        2,147,000
                                                                                                                       ------------

TOTAL SWAPTIONS (Cost $6,887,100) - 2.15%                                                                                 2,478,974
                                                                                                                       ------------

TOTAL INVESTMENTS (COST $178,282,879) - 158.26%                                                                         182,534,894
Other assets less liabilities - 1.95%                                                                                     2,253,370
Preferred Shares, at Redemption Value - (60.21)% (2)                                                                    (69,450,000)
                                                                                                                       ============
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS- 100.00% (3)                                                              $115,338,264
                                                                                                                       ============

* For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investors Services, Inc. or Fitch Ratings is provided.

** Date and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(1) Non-income producing securities.

(2) Preferred Shares as percentage of managed assets is 38.75%.

(3) Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:
AMBAC - insured by Ambac Assurance Corporation.
BMA - Bond Market Association
FGIC - insured by Financial Guaranty Insurance Co.
FSA - insured by Financial Security Assurance, Inc.
LIBOR - London Inter-Bank Offering Rate
PSF-GTD - guaranteed by Public School Fund

ITEM 2: CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits.

(1) Separate certifications by the registrant's principal executive officer and principal financial officer, required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                                   Signatures


            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

BY: /s/ Clifford D. Corso
    ----------------------------------
    Clifford D. Corso
    President, Chief Executive Officer

Date: December 10, 2004

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY: /s/ Clifford D. Corso
    ----------------------------------
    Clifford D. Corso
    President, Chief Executive Officer
    (Principal Executive Officer)

Date: December 10, 2004

BY: /s/ Marc D. Morris
    -----------------------------
    Marc D. Morris
    Treasurer
    (Principal Financial Officer)

Date: December 10, 2004